Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	51467697	XXXX	XXXX	10/29/2018	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan amount of $XXXX is below program minimum of $XXXX	No public records Experienced Investor Self-employed for 5 years, owner of XXXX DSC is XX%; XX% > 100% required One closed mortgage reporting paid as agreed Reserves are 42 months; 39 months > requirement of 3 months			Reviewer Comment (XXXX-XX-XX): XXXX has elected to waive with compensating factors.			XX/XX/XXXX	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	11046535	XXXX	XXXX	10/29/2018	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow loan amount of $XXXX vs program minimum of $XXXX	No public records Experienced investor Borrower is self-employed for 5 years, owner of XXXX DSC of XX% > program requirement of 100% Borrower has 1 closed mortgage reporting paid as agreed 36.43 months reserves > program requirement of 3 months			Reviewer Comment ((XXXX-XX-XX9): XXXX has elected to waive this requirement based on compensating factors.			XX/XX/XXXX	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No